Available Other Borrowings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Federal home loan bank advances	$ 37.9	$ 35.6
Financial Institution One [Member]
Line of Credit Facility [Line Items]
Line of credit	8.7
Financial Institution Two [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 6.0